DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
NOTE 8 - DEBT

On November 16, 2015, the Company entered into a Loan Agreement with Panagiotis Drakopoulos, former Director and former Chief Executive Officer, pursuant to which the Company borrowed €40,000 ($43,624) as a note payable from Mr. Drakopoulos. The note bears an interest rate of 6% per annum and was due and payable in full on November 15, 2016. During the year ended December 31, 2017, the Company repaid €17,000 ($20,437) of principal and €2,060 ($2,477) of accrued interest. During the six months ended June 30, 2018, the Company paid back an additional €10,000 ($11,681). As of June 30, 2018, the Company has an outstanding principal balance of €13,000 ($15,185) and accrued interest of €2,688 ($3,140).

On January 18, 2018, the Company entered into a Loan Agreement with a third party, pursuant to which the Company borrowed €75,000 ($87,608). The note bore an interest rate of 6.5% per annum and had a maturity date of January 17, 2019. The note is secured by a personal guaranty of Grigorios Siokas. During the six months ended June 30, 2018, the Company has repaid the loan and the related accrued interest of €1,748 ($2,042) in full.

On March 16, 2018, the Company entered into a Loan Agreement with a third party, pursuant to which the Company borrowed €1,500,000 ($1,752,150) as a note payable. The note bears an interest rate of 4.7% per annum and has a maturity date of March 18, 2019. As of June 30, 2018, the Company has an outstanding principal balance of €1,500,000 ($1,752,150) and accrued interest of €20,089 ($23,466) related to this note.

On April 2, 2018, the Company entered into a Loan Agreement with a third party, pursuant to which the Company borrowed €5,000 ($5,841) as a note payable. The note bears no interest and no stated maturity date. As of June 30, 2018, the Company has an outstanding principal balance of €5,000 ($5,841) related to this note.

Loan Facility Agreement

On August 4, 2016, the Company’s wholly owned subsidiary SkyPharm entered into a Loan Facility Agreement, guaranteed by Grigorios Siokas, with Synthesis Peer-To Peer-Income Fund (the “Loan Facility” the “Lender”). The Loan Facility initially provided SkyPharm with a credit facility of up to $1,292,769 (€1,225,141). Any advance under the Loan Facility accrues interest at a rate of 10% per annum and requires quarterly interest payments commencing on September 30, 2016. The amounts owed under the Loan Facility shall be repayable upon the earlier of (i) three months following the demand of the Lender; or (ii) August 31, 2018. No prepayment is permitted pursuant to the terms of the Loan Facility. The Synthesis Facility Agreement as amended is secured by a personal guaranty of Grigorios Siokas, which is secured by a pledge of 1,000,000 shares of common stock of the Company owned by Mr. Siokas.

On September 13, 2016, Sky Pharm entered into a First Deed of Amendment with the Loan Facility increasing the maximum loan amount to $1,533,020 as a result of the Lender having advanced $240,251 (€227,629) to SkyPharm.

On March 23, 2017, SkyPharm entered into an Amended and Restated Loan Facility Agreement (the “A&R Loan Facility”), with the Loan Facility which increased the loan amount to an aggregate total of $2,664,960 (€2,216,736) as a result of the lender having advanced $174,000 (€164,898) in September 2016, $100,000 (€94,769) in October 2016, $250,000 (€236,922) in November 2016, $452,471 (€428,800) in December 2016, $155,516 (€129,360) in January 2017, $382,327 (€318,023) in July 2017 and $70,000 (€58,227) in December 2017. The A&R Loan Facility amends and restates certain provisions of the Loan Facility Agreement, dated as of August 4, 2016, by and among the same parties. Advances under the A&R Loan Facility continue to accrue interest at a rate of 10% per annum from the applicable date of each drawdown and require quarterly interest payments. The A&R Facility now permits prepayments at any time. The amounts owed under the A&R Loan Facility shall be repayable upon the earlier of (i) seventy-five days following the demand of the Lender; or (ii) August 31, 2018. The A&R Loan Facility is secured by a personal guaranty of Grigorios Siokas, which is secured by a pledge of 1,000,000 shares of common stock of the Company owned by Mr. Siokas (the “Pledged Shares”). The A&R Loan Facility was also amended to provide additional affirmative and negative covenants of Sky Pharm and the Guarantor during the term of loans remain outstanding, including, but not limited to, the consent of the Lender in connection with (i) the Company or any of its subsidiaries incurring any additional indebtedness; or (ii) in the event of any increase in the Company’s issued and outstanding shares of Common Stock, the Pledged Shares shall be increased to an amount equal to a minimum of ten percent (10%) of the issued and outstanding shares of the Company.

On April 18, 2018, the Company entered into an amendment with the Lender that was effective as of January 1, 2018, pursuant to which the maturity dates for all advances was extended to December 31, 2021. Additionally, the interest rate was amended such that the interest rate for all advances is 4% plus the 3-Month Libor rate. The Loan Facility also forgave €32,468 ($40,000) in fees related to the July 6, 2017 advance. As a result, the Company reduced the unamortized portion of debt discount that related to those fees and recorded a gain on debt settlement of €19,763 ($23,924).

As of June 30, 2018, the outstanding balance under this note was $3,078,442 (€2,635,427) and accrued interest expense of $315,306 (€269,930) has been recorded.

The Company recorded a total of €155,060 ($191,034) in debt discounts related to this note in prior years. The debt discounts are being amortized over the term of the debt. As a result of the April 18, 2018 amendment, the Company reduced the unamortized debt discount of €20,237 ($23,639). The Company amortized a total of €92,661 ($114,158) in prior years. Amortization of the debt discounts for the six months ended June 30, 2018 was €31,405 ($38,016).

Bridge Loans

On March 16, 2017 and March 20, 2017, SkyPharm entered into loan agreements with the Synthesis Peer-To Peer-Income Fund (the “Bridge Loans”). The Bridge Loans provided to SkyPharm loans of €41,590 ($50,000) and €100,000 ($120,220), respectively, during the year ended December 31, 2017. The Bridge Loans accrue interest at a rate of 10% per annum and were repayable on April 16, 2017 and April 20, 2017, respectively, together with all other amounts then accrued and unpaid. On April 16, 2017, the maturity dates were amended for no additional consideration or change in terms and conditions. The maturity dates of both loans were amended, and they matured on May 16, 2017 and May 20, 2017, respectively. Pursuant to the April 18, 2018 agreement and effective January 1, 2018, the Company reached an agreement with Synthesis Peer-To-Peer Income Fund such that the March 20, 2017 loan would have a fixed USD payoff amount of $106,542. As a result of this agreement the Company recorded a gain on settlement of debt of €16,667 ($20,175) related to the reduction of the USD payoff amount and an additional gain on settlement of debt of €3,950 ($4,781) related to interest that had accrued on the original amount of the loan. The Company has accrued interest expense of an aggregate total of €12,103 ($14,138) for both loans and the outstanding balances of these loans was €42,805 ($50,000) and €91,209 ($106,542), respectively, as of June 30, 2018.

On May 5, 2017, SkyPharm entered into a loan agreement with Synthesis Peer-To-Peer Income Fund for €28,901 ($34,745). The loan accrues interest at a rate of 10% per annum and matured on September 30, 2017. The Company has accrued interest expense of €2,869 ($3,351) and the outstanding balance on this loan was €29,745 ($34,745) as of June 30, 2018.

On April 18, 2018, the Company entered into an amendment pursuant to which the maturity dates for all of the above Bridge Loan advances were extended to December 31, 2021 for no additional consideration. Additionally, the interest rate was amended such that, effective January 1, 2018, the interest rate for all advances is 4% plus the 3-Month Libor rate.

Trade Facility Agreements

On April 10, 2017, Decahedron entered into a Trade Finance Facility Agreement (the “Decahedron Facility”) with Synthesis Structured Commodity Trade Finance Limited (the “Lender”). The Decahedron Facility provides the following material terms:

•	The Lender will provide Decahedron a facility of up to €2,750,000 ($3,388,000) secured against Decahedron’s receivables from the sale of branded and generic pharmaceutical sales.

•	The total facility will be calculated as 95% of the agreed upon value of Decahedron’s receivables.

•	The term of the Decahedron Facility will be for 12 months.

•	The obligations of Decahedron are guaranteed by the Company pursuant to a Cross Guarantee and Indemnity Agreement.

•	The Lender has the right to make payments directly to Decahedron’s suppliers.

•	The following fees should be paid in connection with the Decahedron Facility:

	o	2% of the maximum principal amount as an origination fee.

	o	A one percent (1%) monthly fee.

The current draw on the Decahedron Facility is $0.

On May 12, 2017, SkyPharm entered into a Trade Finance Facility Agreement (the “SkyPharm Facility”) with Synthesis Structured Commodity Trade Finance Limited (the “Lender”). The SkyPharm Facility provides the following material terms:

•	The Lender will provide SkyPharm a facility of up to €2,000,000 ($2,464,000) secured against SkyPharm’s receivables from the sale of branded and generic pharmaceutical sales. In the event that accounts receivable becomes uncollectible, the Company will be obligated to pay back the notes in full.

•	The total facility will be calculated as 95% of the agreed upon value of Decahedron’s receivables.

•	The term of the SkyPharm Facility will be for 12 months.

•	The obligations of SkyPharm are guaranteed by the Company pursuant to a Cross Guarantee and Indemnity Agreement.

•	The Lender has the right to make payments directly to SkyPharm’s suppliers.

•	The following fees should be paid in connection with the SkyPharm Facility:

	o	2% of the maximum principal amount as an origination fee.

	o	A one percent (1%) monthly fee.

The Company obtained consents from Synthesis Peer-to-Peer Income Fund in connection with obtaining the Lender.

On November 16, 2017, SkyPharm signed an amended agreement with Synthesis Structured Commodity Trade Finance Limited that increased the maximum aggregate facility limit from €2,000,000 ($2,464,000) to €6,000,000 ($7,392,000). All other terms of the original agreement remain the same.

On May 16, 2018, SkyPharm S.A., as Commodity Buyer, entered into a Supplemental Deed of Amendment (the “Deed”) relating to a Trade Finance Facility dated May 12, 2017, as amended, with Synthesis Structured Commodity Trade Finance Limited (“Synthesis”), as Loan Receivables Originator. Under the Trade Finance Facility (the “TFF”) first entered into on May 12, 2017, as amended, there was a principal balance of €5,866,910 outstanding as of March 31, 2018. SkyPharm made a payment of €1,000,000 ($1,168,100) of interest and principal on May 31, 2018 under the terms and conditions of the Deed. Additionally, the maturity date for the facility has been amended such that, the full principal amount is to be repaid no later than May 31, 2021, subject to a repayment schedule to be agreed upon by SkyPharm and Synthesis Structure Commodity Trade Finance Limited. Synthesis Structure Commodity Trade Finance Limited may extend this final repayment date at its sole discretion.

The TFF was amended to provide, among other things:

•	A listing of approved purchasers;

•	To permit SkyPharm to request Synthesis to make payments under the TFF directly to SkyPharm so that SkyPharm can discharge its obligations to a commodity seller directly;

•	To prohibit SkyPharm from entering into a commodity contract which grants more than seventy-five (75) days delay between the payment for products and receipt of the purchase price and placed other limitations on terms of commodity contracts;

•	If Grigorios Siokas, CEO of Cosmos Holdings Inc. (“Cosmos”), ceases to own or control at least fifty-one (51%) percent of the shares of Cosmos, or SkyPharm ceases to be a wholly-owned subsidiary of Cosmos, either event shall constitute an Event of Default (as defined);

•	The maximum aggregate amount of the TFF is €15,000,000, although there is no commitment for any future loans under the TFF;

•	The interest rate on the TFF for: (i) all lending in U.S. dollars is the one-month LIBOR plus six (6%) percent margin; and (ii) for all lending in Euro, the one-month Euribor Rate plus six (6%) percent per annum, commencing June 1, 2018.

Synthesis is permitted to terminate the TFF at any time and demand repayment of all outstanding principal and interest in full within six (6) months from the date of notification.

The Deed is conditioned upon, among other things, execution and perfection of a Bulgarian Amended Pledge (“BAP”) having priority over the Bulgarian Pledge Accounts with Unicredit Bulbank AD; and the Approved Purchasers are to make all payments to SkyPharm directly to the BAP.

On May 16, 2018, SkyPharm and Synthesis also entered into an Account Merge Agreement (the “Pledge”) as a requirement under the above-described Deed. Under the Pledge, Synthesis is to receive a first ranking securities interest in SkyPharm’s outstanding receivables under the Bulgarian bank account.

During the six months ended June 30, 2018, the Company borrowed an additional €270,000 ($315,386) in funds. The current draw on the SkyPharm Facility is €4,866,910 ($5,685,038) and the Company has accrued €423,690 ($349,485) in monthly fees related to this agreement.

The Company has recorded a total debt discount of €117,338 ($137,063) in origination fees associated with these loans, which will be amortized over the term of the agreements. Amortization of debt discount for year ended December 31, 2017 was €61,295 ($69,269). Amortization of the debt discount for the six months ended June 30, 2018 was €56,043 ($67,841) and resulted in the full amortization of the debt discount.

Distribution and Equity Agreement

As discussed in Note 4 above, the Company entered into a Distribution and Equity Acquisition Agreement with Marathon. The Company was appointed the exclusive distributor of the Products initially throughout Europe and on a non-exclusive basis wherever else lawfully permitted.

As consideration for its services, Company received: (a) a 33 1/3% equity interest or 5 million shares in Marathon as partial consideration for the Company’s distribution services; and (b) received cash of CAD $2,000,000, subject to repayment in Common Shares of the Company if it fails to meet certain performance milestones. The Company is entitled to receive an additional CAD $2,750,000 upon the Company’s receipt of gross sales of CAD $6,500,000 and an additional CAD $2,750,000 upon receipt of gross sales of CAD $13,000,000.

As discussed in Note 4, the Company attributed no value to the shares received in Marathon pursuant to (a) above. In relation to the CAD $ 2 million cash received noted in (b) above, the Company accounted for its obligation to issue a variable number of the Company’s Common Shares as Share-settled debt obligation in accordance with ASC 480 measured at fair value or the settlement amount of $1,554,590 (CAD $ 2 million). If settlement were to occur on June 30, 2018, the Company would be required to issue 328,500 Common Shares to settle its debt obligation. The Company could be obligated to potentially issue an unlimited number of common shares to settle its Share-settled debt obligation. If such events were to occur, the Company would be required to increase its authorized share capital and since increasing the authorized share capital is within the control of the Company, as our CEO controls greater than 50% of the outstanding common stock of the Company, the original classification of equity-classified financial instruments issued by the Company were not affected.

None of the above loans were made by any related parties.

On March 4, 2015, the Company entered into a $9,000 Loan Agreement with Mr. Angelo Drakopoulos, pursuant to which Mr. Drakopoulos paid a $9,000 outstanding bill on behalf of the Company. The loan bears an interest rate of 8% per annum and was due and payable in full on May 5, 2016. As of December 31, 2017, the Company has repaid the principal balance under this note of $9,000 and the related accrued interest expense of $1,463 in full.

On November 5, 2015, the Company entered into a Loan Agreement pursuant to which the Company borrowed €20,000 ($21,812), of which proceeds of €10,000 ($10,906) have been received as of December 31 2016. The loan bears an interest rate of 1% per annum and was due and payable in full on November 5, 2016. The Company repaid €2,000 ($2,110) as of December 31, 2016. During the year ended December 31, 2017, the Company repaid the outstanding balance of €8,000 ($9,618) and accrued interest of €115 ($138) in full and reversed the €10,000 ($12,022) receivable that was never received.

On November 5, 2015, the Company entered into a Loan Agreement pursuant to which the Company borrowed €80,000 ($87,248) of which proceeds of €70,000 ($76,342) have been received as of December 31, 2016. The loan bears an interest rate of 5% per annum and was due and payable in full on November 5, 2016. As of December 31, 2016, the outstanding balance was €65,000 ($68,588). During the year ended December 31, 2017, the Company repaid €55,000 ($66,121) of principal and €3,400 ($4,087) in accrued interest in full and also reversed the €10,000 ($12,022) receivable that was never received.

On November 16, 2015, the Company entered into a Loan Agreement with Panagiotis Drakopoulos, former Director and former Chief Executive Officer, pursuant to which the Company borrowed €40,000 ($43,624) as a note payable from Mr. Drakopoulos. The note bears an interest rate of 6% per annum and was due and payable in full on November 15, 2016. During the year ended December 31, 2017, the Company repaid €17,000 ($20,437) of principal and €2,060 ($2,477) of accrued interest in full.

During the year ended December 31, 2015, the Company borrowed €30,000 ($32,718) as a loan payable from Mr. Panagiotis Drakopoulos, former Director and former Chief Executive Officer. The loan had no formal agreement and bore no interest. During the year ended December 31, 2016, the Company repaid €13,000 ($13,718) of the loan. During the year ended December 31, 2017 the Company repaid the remaining €17,000 ($20,437) in full.

During the year ended December 31, 2015, the Company borrowed €30,000 ($32,718) from a third party. There was no formal agreement and the loan bore no interest. During the year ended December 31, 2016 the Company repaid the €30,000 ($31,656) loan in full.

On January 6, 2016, the Company entered into a Loan Agreement pursuant to which the Company borrowed €150,000 ($158,280). The loan bore an interest rate of 1% per annum and is due and payable in full on February 6, 2016. As of December 31, 2016, the Company repaid the loan in the amount of €150,000 ($158,280) and accrued interest of €458 ($483) in full.

On February 5, 2016, the Company entered into a Loan Agreement pursuant to which the Company borrowed €20,000 ($21,104). The loan bore an interest rate of 6% and had no maturity date. During the year ended December 31, 2017, the Company repaid the €20,000 ($24,044) loan and accrued interest of €1,020 ($1,226) in full.

On March 4, 2016, the Company entered into a Loan Agreement pursuant to which the Company borrowed €50,000 ($52,760) from a third party. On May 04, 2016, the Company entered into a Loan Agreement pursuant to which the Company borrowed an additional €50,000 ($52,760). The loans bore an interest rate of 6% and a maturity date of March 4, 2017 and May 4, 2017, respectively. During the year ended December 31, 2017, the Company repaid both loans in the amount of €100,000 ($120,220) and accrued interest of €1,175 ($1,413) in full.

On April 19, 2016, the Company entered into a Loan Agreement pursuant to which the Company borrowed €100,000 ($105,520). The loan bore an interest rate of 6% and matured on April 19, 2017. During the year ended December 31, 2017, the Company repaid the loan in the amount of €100,000 ($120,220) and accrued interest of €3,100 ($3,727) in full.

On April 22, 2016, the Company entered into a Loan Agreement pursuant to which the Company borrowed €38,000 ($40,098). The loan bore an interest rate of 6% and matured on April 22, 2017. During the year ended December 31, 2017, the Company repaid the loan in the amount of €38,000 ($45,684) and accrued interest of €1,777 ($2,136) in full.

On May 24, 2016, the Company entered into a Loan Agreement pursuant to which the Company borrowed €50,000 ($52,760). The loan bore an interest rate of 6% and matured on May 24, 2017. During the year ended December 31, 2017, the Company repaid the principal balance of €50,000 ($60,110) and accrued interest of €1,275 ($1,533) in full.

On October 18, 2016, the Company entered into a Loan Agreement pursuant to which the Company borrowed €10,000 ($10,552). The loan bore an interest rate of 10% and will mature on October 18, 2017. During the year ended December 31, 2017, the Company repaid the principal balance of €10,000 ($12,022) and accrued interest of €545 ($655) in full.

Loan Facility Agreement

On August 4, 2016, the Company’s wholly owned subsidiary SkyPharm entered into a Loan Facility Agreement, guaranteed by Grigorios Siokas, with Synthesis Peer-To Peer-Income Fund (the “Loan Facility” the “Lender”). The Loan Facility initially provided SkyPharm with a credit facility of up to $1,292,769 (€1,225,141). Any advance under the Loan Facility accrues interest at a rate of 10% per annum and requires quarterly interest payments commencing on September 30, 2016. The amounts owed under the Loan Facility shall be repayable upon the earlier of (i) three months following the demand of the Lender; or (ii) August 31, 2018. No prepayment is permitted pursuant to the terms of the Loan Facility. The Synthesis Facility Agreement as amended is secured by a personal guaranty of Grigorios Siokas, which is secured by a pledge of 1,000,000 shares of common stock of the Company owned by Mr. Siokas.

On September 13, 2016, SkyPharm entered into a First Deed of Amendment with the Loan Facility increasing the maximum loan amount to $1,533,020 as a result of the Lender having advanced $240,251 (€227,629) to SkyPharm.

On March 23, 2017, SkyPharm entered into an Amended and Restated Loan Facility Agreement (the “A&R Loan Facility”), with the Loan Facility which increased the loan amount to an aggregate total of $2,664,960 (€2,216,736) as a result of the lender having advanced $174,000 (€164,898) in September 2016, $100,000 (€94,769) in October 2016, $250,000 (€236,922) in November 2016, $452,471 (€428,800) in December 2016, $155,516 (€129,360) in January 2017, $382,327 (€318,023) in July 2017 and $70,000 (€58,227) in December 2017. The A&R Loan Facility amends and restates certain provisions of the Loan Facility Agreement, dated as of August 4, 2016, by and among the same parties. Advances under the A&R Loan Facility continue to accrue interest at a rate of 10% per annum from the applicable date of each drawdown and require quarterly interest payments. The A&R Facility now permits prepayments at any time. The amounts owed under the A&R Loan Facility shall be repayable upon the earlier of (i) seventy five days following the demand of the Lender; or (ii) August 31, 2018. The A&R Loan Facility is secured by a personal guaranty of Grigorios Siokas, which is secured by a pledge of 1,000,000 shares of common stock of the Company owned by Mr. Siokas (the “Pledged Shares”). The A&R Loan Facility was also amended to provide additional affirmative and negative covenants of Sky Pharm and the Guarantor during the term of loans remain outstanding, including, but not limited to, the consent of the Lender in connection with (i) the Company or any of its subsidiaries incurring any additional indebtedness; or (ii) in the event of any increase in the Company’s issued and outstanding shares of Common Stock, the Pledged Shares shall be increased to an amount equal to a minimum of ten percent (10%) of the issued and outstanding shares of the Company.

As of December 31, 2017, the outstanding balance under this note was $3,117,287 (€2,592,986) and accrued interest expense of $221,657 (€184,376) has been recorded.

As of December 31, 2017 and 2016, the Company recorded €35,060 ($42,149) and €120,000 ($126,624) in debt discounts, respectively, related to this note. The debt discounts are being amortized over the term of the debt. During the year ended December 31, 2016 the Company amortized a total of €13,103 ($14,507). Amortization of the debt discounts for the year ended December 31, 2017 was €78,154 ($88,322).

Bridge Loans

On March 16, 2017 and March 20, 2017, SkyPharm entered into loan agreements with the Synthesis Peer-To Peer-Income Fund (the “Bridge Loans”). The Bridge Loans provided to SkyPharm loans of €41,590 ($50,000) and €100,000 ($120,220), respectively. The Bridge Loans accrue interest at a rate of 10% per annum and were repayable on April 16, 2017 and April 20, 2017, respectively, together with all other amounts then accrued and unpaid. On April 16, 2017, the maturity dates were amended for no additional consideration or change in terms and conditions. The maturity dates of both loans were amended, and they matured on May 16, 2017 and May 20, 2017, respectively. The Company has accrued interest expense of an aggregate total of €10,690 ($12,851) for both loans and the outstanding balances of these loans was €41,590 ($50,000) and €100,000 ($120,220), respectively, as of December 31, 2017.

On May 5, 2017, SkyPharm entered into a loan agreement with Synthesis Peer-To-Peer Income Fund for €28,901 ($34,745). The loan accrues interest at a rate of 10% per annum and matured on September 30, 2017. The Company has accrued interest expense of €1,908 ($2,294) and the outstanding balance on this loan was €28,901 ($34,745) as of December 31, 2017.

Trade Facility Agreements

On April 10, 2017, Decahedron entered into a Trade Finance Facility Agreement (the “Decahedron Facility”) with Synthesis Structured Commodity Trade Finance Limited (the “Lender”). The Decahedron Facility provides the following material terms:

·	The Lender will provide Decahedron a facility of up to €2,750,000 ($3,306,050) secured against Decahedron’s receivables from the sale of branded and generic pharmaceutical sales.

·	The total facility will be calculated as 95% of the agreed upon value of Decahedron’s receivables.

·	The term of the Decahedron Facility will be for 12 months.

·	The obligations of Decahedron are guaranteed by the Company pursuant to a Cross Guarantee and Indemnity Agreement.

·	The Lender has the right to make payments directly to Decahedron’s suppliers.

·	The following fees should be paid in connection with the Decahedron Facility:

	o	2% of the maximum principal amount as an origination fee.

	o	A one percent (1%) monthly fee.

The current draw on the Decahedron Facility is $0.

On May 12, 2017, SkyPharm entered into a Trade Finance Facility Agreement (the “SkyPharm Facility”) with Synthesis Structured Commodity Trade Finance Limited (the “Lender”). The SkyPharm Facility provides the following material terms:

·	The Lender will provide SkyPharm a facility of up to €2,000,000 ($2,404,400) secured against SkyPharm’s receivables from the sale of branded and generic pharmaceutical sales. In the event that accounts receivable becomes uncollectible, the Company will be obligated to pay back the notes in full.

·	The total facility will be calculated as 95% of the agreed upon value of Decahedron’s receivables.

·	The term of the SkyPharm Facility will be for 12 months.

·	The obligations of SkyPharm are guaranteed by the Company pursuant to a Cross Guarantee and Indemnity Agreement.

·	The Lender has the right to make payments directly to SkyPharm’s suppliers.

·	The following fees should be paid in connection with the SkyPharm Facility:

	o	2% of the maximum principal amount as an origination fee.

	o	A one percent (1%) monthly fee.

The current draw on the SkyPharm Facility is €5,596,910 ($6,728,606) and the Company has accrued €312,828 ($376,082) in monthly fees related to this agreement. The Company obtained consents from Synthesis Peer-to-Peer Income Fund in connection with obtaining the Lender. On November 16, 2017, SkyPharm signed an amended agreement with Synthesis Structured Commodity Trade Finance Limited that increased the maximum aggregate facility limit from €2,000,000 ($2,404,400) to €6,000,000 ($7,213,200). All other terms of the original agreement remain the same.

The Company has recorded a total debt discount of €104,338 ($125,435) in origination fees associated with these loans, which will be amortized over the term of the agreements. Amortization of debt discount for year ended December 31, 2017 was €61,295 ($69,269).

None of the above loans were made by any related parties.